CONVERTIBLE AND NON-CONVERTIBLE NOTE AGREEMENTS (Schedule of Debt) (Details) (USD $)	Jun. 30, 2013	Jun. 30, 2012
Third Party
Convertible notes payable, principal	$ 206,640
Convertible notes payable, unamortized discount	(14,477)
Convertible notes payable, net	192,163
Less current portion, principal	206,640
Less current portion, unamortized discount	(14,477)
Less current portion, net	192,163	74,214
Convertible notes payable, net of current portion, principal
Convertible notes payable, net of current portion, unamortized discount
Convertible notes payable, net of current portion, net
Related Party
Convertible notes payable, related, principal	2,083,583
Convertible notes payable, related, unamortized discount	(105,006)
Convertible notes payable, related, net	1,978,577
Less current portion, related, principal	86,100
Less current portion, related, unamortized portion	(6,839)
Less current portion, related, net	79,261
Convertible and nonconvertible note payable, net of current portion, principal	1,997,483
Convertible and nonconvertible note payable, net of current portion, unamortized discount	(98,167)
Convertible and nonconvertible note payable, net of current portion, net	$ 1,899,316	$ 1,497,483